SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE COREBUILDER SHARES Series M
(CoreBuilder Shares Series M)
Effective September 1, 2012, the sentence referring to dollar-weighted average effective maturity in the sections entitled "Principal Investment Strategies" in the summary and statutory sections of the Wells Fargo Advantage CoreBuilder Shares – Series M prospectus is replaced with the following:

"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."

SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE COREBUILDER SHARES Series M
(CoreBuilder Shares Series M)
Effective September 1, 2012, the sentence referring to dollar-weighted average effective maturity in the sections entitled "Principal Investment Strategies" in the summary and statutory sections of the Wells Fargo Advantage CoreBuilder Shares – Series M prospectus is replaced with the following:

"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 17, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 17, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement Text Block	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE COREBUILDER SHARES Series M
(CoreBuilder Shares Series M)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	wells_SupplementTextBlock
Effective September 1, 2012, the sentence referring to dollar-weighted average effective maturity in the sections entitled "Principal Investment Strategies" in the summary and statutory sections of the Wells Fargo Advantage CoreBuilder Shares – Series M prospectus is replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	"While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years."